Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations
	December 31,
	2022	2021	2020
Cost of revenue	$123	$(35)	$(87)
Research and development	2,640	(717)	(655)
Sales and marketing	1,025	(266)	(311)
General and administrative	294	(142)	(214)
	$4,082	$(1,160)	$(1,267)